Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	27 Months Ended
		May 31, 2024	May 31, 2024		Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Feb. 22, 2022
Capital Group International Focus Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Group International Focus Equity ETF (at net asset value)
Account Value		$ 10,805	$ 10,805		$ 9,415	$ 9,247	$ 8,964	$ 9,310	$ 10,000
Average Annual Return, Percent	[1]	16.85%	3.47%	[2]
Capital Group International Focus Equity ETF | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Group International Focus Equity ETF (at market price)
Average Annual Return, Percent	[1]	17.32%	3.72%	[2]
MSCI ACWI All Country World Index ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA
Account Value		$ 10,729	$ 10,729		$ 9,657	$ 9,191	$ 8,838	$ 9,322	$ 10,000
Average Annual Return, Percent	[3]	16.74%	3.15%	[2]

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on February 22, 2022.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.